Disposal of business (Narrative) (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Capton Investments Limited | Roder 1
Disclosure of operating segments [line items]
Gain on sale of direct ownership of subsidiaries	£ 43
Hawkins | Roder 2
Disclosure of operating segments [line items]
Gain on sale of direct ownership of subsidiaries	£ 75